Performance Share Units (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation [Abstract]
Summary of Information Related to PSUs

The following table summarizes information related to the total number of PSUs awarded as of June 30, 2018:

	Number of Units	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Units outstanding at December 31, 2017	16,350,000	$1.41	$23,054
Units granted	6,325,000	$2.05	$12,966
Units vested	—	$—	$—

Units outstanding at June 30, 2018	22,675,000	$1.59	$36,020

The following table summarizes information related to the Company’s PSU awards:

	Number of Units	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Units outstanding at December 31, 2016	—	$—	$—
Units granted	16,350,000	$1.41	$23,054
Units vested	—	$—	$—

Units outstanding at December 31, 2017	16,350,000	$1.41	$23,054

Schedule of Assumptions Used to Determine Grand Date Fair Value and Associated Compensation Expense for PSU Awards Granted

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSU awards granted during the six months ended June 30, 2018:

Company enterprise value	$4.56 billion
Equity volatility	34.0%
Weighted average risk-free interest rate	1.96%

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSU awards granted in December 2017:

Company enterprise value	$3.76 billion
Equity volatility	35.00%
Weighted average risk-free interest rate	1.94%